Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 26:- SUBSEQUENT EVENTS

1.	On February 24, 2026, Matrix IT Ltd. and Magic Software Enterprises Ltd., both subsidiaries of the Company, announced the completion of their merger agreement. The transaction, which was effected through a reverse triangular merger, resulted in Matrix acquiring all of the issued and outstanding share capital of Magic Software in consideration for the allotment of 28,861,564 ordinary shares of Matrix to Magic Software’s shareholders (approximately 0.588 Matrix ordinary shares for each Magic Software ordinary share). Following completion of the merger, Magic Software became a wholly owned (100%) subsidiary of Matrix, its shares were delisted from trading on Nasdaq and the Tel Aviv Stock Exchange, and it ceased to be a public company.

In connection with the merger process, on February 4, 2026, Matrix completed an issuance of convertible debentures (Series 2) with a par value of approximately NIS 297 million , for gross proceeds of approximately NIS 300.6 million. The debentures bear a fixed annual interest rate of 0.5%, are not linked to any index, and are repayable in a single installment on February 1, 2031. The debentures are convertible, from the date of their listing for trading until January 22, 2031, into ordinary shares of Matrix at a conversion ratio of NIS 180 par value per one ordinary share, subject to customary adjustments. Interest is payable semi-annually commencing August 1, 2026, through the maturity date.

The proceeds from the issuance were used, among other things, to finance the repayment of loans and accrued interest related to Magic Software’s bank credit facilities in the amount of approximately NIS 189.2 million, which were repaid upon completion of the merger. Loans in the amount of approximately NIS 38.2 million remained outstanding.

2.	Effective January 1, 2026, subsequent to the reporting period, the Company changed its functional currency from NIS to U.S. dollars, following a change in the primary economic environment in which the Company operates. Management assessed the relevant primary and secondary indicators in accordance with IAS 21 and determined that the U.S. dollar has become the currency that most faithfully represents the economic effects of the underlying transactions, events and conditions, primarily reflected in the currency in which the Company holds and manages its monetary assets and conducts its financing activities. The change in functional currency is accounted for prospectively from the date of the change and, therefore, did not affect the Company’s financial statements for the year ended December 31, 2025. Since the Company’s presentation currency is already the U.S. dollar, no change was made to the presentation currency.

3.	On March 15, 2026, based on the results of the Fourth quarter ending December 31, 2025, Matrix’s board of directors approved the distribution of a cash dividend of NIS 0.79 per common share (approximately $0.25 per common share) for a total amount of approximately NIS 73,094 thousand (approximately $23,227) . The total cash dividend distribution was paid on May 5, 2026.

4.	On March 23, 2026, based on the results of the Fourth quarter ending December 31, 2025, Michpal’s board of directors approved the distribution of a cash dividend of NIS 0.31 per common share (approximately $0.01 per common share) for a total amount of approximately NIS 5,429 thousand (approximately $1,745) . The total cash dividend distribution was paid on April 14, 2026.

5.	On January 13, 2026, the Board of Directors of TSG approved a capital raising through a private placement to several investors in the amount of approximately NIS 192,000 thousand (approximately $60,900), as well as an additional capital raise of approximately NIS 92,000 thousand (approximately $29,197), subject to the exercise of options granted to investors in the same financing round. As a result of the private placement, our direct ownership interest in TSG Systems was diluted to 33.38, and was further diluted to 32.87% as a result of subsequent exercises of options by TSG Systems employees.
6.	On March 26, 2026, in light of Formula’s results for the fiscal year ended December 31, 2025, and in particular the completion of the acquisition of Sapiens by Advent in December 2025, Formula’s board of directors announced its intention to declare a special cash dividend to Formula’s shareholders in an aggregate amount of up to $200 million, following the filing of Formula’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025, which is expected by mid-May 2026. The actual declaration of such dividend, including the determination of the record date and payment date, remains subject to the board’s final approval and satisfaction of the conditions for dividend distribution under Israeli law.

7.	On February 1, 2026, the Company, through its subsidiary Formula Infrastructure Ltd., completed the acquisition of two subsidiaries engaged in infrastructure services and engineering activities for total consideration of approximately NIS 95 million (approximately $ 30,744). The acquisitions include controlling interests of approximately 73% of the issued and outstanding share capital of M.L.B.S. Technologies Ltd, an Israel-based, provider of infrastructure services specializing in subsurface utility projects for telecommunications, transportation and municipal sectors and approximately 70% of the issued and outstanding share capital of David Barhom Engineers & Consultants Ltd, an Israeli-based engineering and consulting firm specializing in the planning and design of electrical, communications and control systems for infrastructure projects. The agreements include customary provisions, including earn-out adjustments and call and put option mechanisms linked to future financial performance.

8.	On January 19, 2026, the Company paid approximately NIS 371.1 million (approximately $ 117,454) in taxes relating to the sale of shares of Sapiens International Corporation N.V., which were classified as part of a disposal group held for sale and discontinued operations, as further described in Note 13 to the financial statements – Disposal Group Held for Sale and Discontinued Operations.

9.	In November 2025, Michpal entered into an agreement to acquire 60% of the share capital of JTG Human Resources Consulting Ltd., which together with its subsidiaries constitutes the Zviran Group, which provides advice and salary data, pension advice and benefits to employers, as well as human resources processes, for cash consideration of NIS 48 million (approximately $ 14,837), of which NIS 9.0 million (approximately $ 2,782), as well as additional consideration of up to NIS 8.4 million (approximately $ 2,597), are contingent on the results of the Zviran Group’s operations in the years 2026-2028. As of the reporting date, the conditions precedent for completion of the transaction had not yet been fulfilled and, therefore, the transaction had not been completed. Accordingly, no assets or liabilities in respect of the aforementioned transaction were recognized in the financial statements.